CONTINGENCIES AND COMMITMENTS (Tables)	6 Months Ended
Feb. 28, 2019
Statements [Line Items]
Disclosure of detailed information about commitments [Table Text Block]
Payments Due By Year
	< 1 Year	1 – 3 Years	4 – 5 Years	> 5 Years	Total
Lease Obligations	$411	$389	$306	$-	$1,106
Contractor payments	726	-	-	-	726
Convertible Note[1]	1,374	2,749	20,677	-	24,800
LMM Facility (Note 5)	45,798	-	-	-	45,798
Totals	$48,309	$3,138	$20,983	$-	$72,430